Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Borrowings

	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Secured bank borrowings:
- denominated in Hong Kong dollars (“HK$”)	37,871	50,046
- denominated in Singapore dollars	167,138	168,248
- denominated in US$	50,135	40,835
- denominated in Australian dollars (“AUD”)	55,026	-
Unsecured bank borrowings:
- denominated in Great Britain Pound (“GBP”)	6	13
	310,176	259,142
Shown as:
- current liabilities	2,211	50,232
- non-current liabilities	307,965	208,910
	310,176	259,142